TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Security Matters Limited [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE

	December 31, 2022	December 31, 2021	December 31, 2020
Reconciliation of income tax at the statutory rate
Loss before income tax	(6,184)	(4,939)	(4,573)

Theoretical tax rate of 27.5%	(1,701)	(1,358)	(1,257)

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Non-deductible expenditure and others	335	118	132
Unrecognized temporary differences and tax losses for which deferred tax weren’t recognized	1,366	1,240	1,125
Income tax / (benefit)	—	—	—